Provisions (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement [Line Items]
As of beginning	$ 49,890	$ 45,997
Additions	6,633	6,529
Share of loss of associates	78	124
Incorporation by business combination	393
Recovery	(891)	(1,918)
Used during the year	(1,441)	(674)
Gain on net monetary position (IAS 29)	(858)	(168)
As of end	53,804	49,890
Legal Claims [Member]
Statement [Line Items]
As of beginning	49,784	45,968
Additions	6,633	6,529
Incorporation by business combination	393
Recovery	(891)	(1,871)
Used during the year	(1,441)	(674)
Gain on net monetary position (IAS 29)	(858)	(168)
As of end	53,620	49,784
Share of loss of associates	0	0
Investments In Associates And Joint Ventures [Member]
Statement [Line Items]
As of beginning	106	29
Additions	0	0
Incorporation by business combination	0
Recovery	0	(47)
Used during the year	0	0
Gain on net monetary position (IAS 29)	0	0
As of end	184	106
Share of Profit of associates	$ 78	$ 124